(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
December 31, 2001


Merrill Lynch
Basic Value
Fund, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH BASIC VALUE FUND, INC.


TO OUR SHAREHOLDERS


During the mid-to-late 1990s, the best of economic times for the United States were characterized by economic prosperity and a booming stock market. The year 2001 was anything but. An economic recession, weak corporate profits and widening unemployment were only part of the story. The horrible and tragic events of September 11 served to make 2001 one of the most trying and difficult years to be a stock market investor. Despite all of this, we managed to preserve capital for the second consecutive year. While we can hardly be excited by a negative return for the year, our performance far exceeded the -11.71% return for the unmanaged Standard & Poor's (S&P) 500/Barra Value Index for 2001.


Portfolio Matters
For the six months ended December 31, 2001, Merrill Lynch Basic Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -3.31%, -3.81%, -3.81% and -3.41%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) These returns outperformed the -9.53% return for the S&P 500/Barra Value Index for the same six-month period. In part, the single-digit decline in the Fund's performance does not come close to showing the extreme volatility that marked the period. In fact, the unmanaged S&P 500 Index declined 11% from July 1 to September 11. In the days following September 11 to the market trough on September 21, the S&P 500 Index declined an additional 12%. Combining these two periods, this almost equates to the famous stock market crash in October 1987. The events of September 11 caused an already weak stock market to weaken considerably. As a result of the terrorist attacks, an already slowing economy came to a grinding halt, essentially guaranteeing an immediate US recession. Our strategy in the days following September 11 was to overweight those sectors most sensitive to changes in the overall economy. While that has been our strategy since December 2000, we were very aggressive in purchasing stocks in the industries hurt the most by September 11, including media, semiconductors, farm equipment, machinery and select financial services companies. With both fiscal and monetary stimulus vigorously working on behalf of the market, our view was that there was a better chance of a V-shaped recovery post-September 11 than there was before. Coupled with an accommodative Federal Reserve Board monetary policy, valuations for many economically sensitive areas became extremely attractive. Notwithstanding the short-term weakness of the corporate earnings picture, the market rallied sharply, anticipating a possible economic recovery in 2002. In fact, from the lows on September 21 to the end of the year, the Dow Jones Industrial Average rose 22%, the S&P 500 Index climbed 19% and the NASDAQ gained 37%. Fortunately, the industries amongst the best performers during that period were those areas we overweighted following September 11, which led to our outperformance for the period.

More specific to our outperformace, we generated positive results from our holdings in the following sectors: information technology; consumer discretionary; consumer staples; and financials. On the negative side, our holdings in the energy sector proved problematic as weakness in the prices of oil and natural gas weighed heavily on the sector.

For the six months ended December 31, 2001, security purchases totaled $1.63 billion while security sales equated $1.67 billion. As the numbers for purchases and sales are roughly the same, the makeup of what we were buying and selling was quite different. Generally speaking, our purchases were in the areas most devastated in the aftermath of September 11. We sold a number of "safe haven defensive" companies whose valuations became quite extended during the same period. New positions included ACE Limited, Aetna Inc., Axa, The Boeing Company, Cablevision Systems Corporation, Compaq Computer Corporation, DaimlerChrysler AG, FleetBoston Financial Corporation, The Gap, Inc., Honeywell International Inc., The Kroger Co., Merck & Co. Inc., The Walt Disney Company and Viacom, Inc.



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


Our greatest additions to existing positions included The Allstate Corporation, Hewlett-Packard Company, J.P. Morgan Chase & Co., Lucent Technologies Inc., Micron Technology, Inc., Motorola, Inc., Royal Dutch Petroleum Company, Schering-Plough Corporation, Tribune Company and The Williams Companies, Inc.

On the sell side, we eliminated positions in Anheuser-Busch Companies, Inc., Biovail Corporation, Continental Airlines, Inc., Delta Air Lines, Inc., Duke Energy Corporation, Eastman Kodak Company, Electronic Data Systems Corporation, Fluor Corporation, General Electric Company, General Motors Corporation, Lockheed Martin Corporation, MCIWorldCom, Inc., Nike, Inc., Telefonica, SA and Transocean Sedco Forex Inc. The biggest reductions in existing positions included AT&T Corp., Boston Scientific Corporation, Bristol-Myers Squibb Company, General Mills, Inc., Nabors Industries, Inc. and USA Networks, Inc.

The worries before September 11 were fears of a looming recession and concern about continued profit pressure for corporate America. The events of September 11 should allay those fears because it is evident and obvious that in the short term, corporate profits will suffer as we are currently in a recession. As we enter 2002, the question of whether the US economy can stage a recovery will dictate the direction of the US stock market. If the economy does recover, when will it happen? Will the recovery take a U-shape or V-shape? Massive fiscal stimulus, falling energy prices and interest rates at their lowest levels in half a century have led us to conclude that the economy will recover some time in 2002. There has been an oversupply of produced goods in the economy for the last 21 months. Inventories are now beginning to fall, causing us to believe that the chances of an economic recovery are greater today than they have been in a long time.

While the valuation level of the overall market is causing us to pause (the S&P 500 Index price-to-earnings ratio is 23.6 times 2002 earnings estimates), let us remember that we are viewing earnings estimates at trough levels. Thus, if the economy does recover, the ultimate level of earnings will be much greater than the current estimates. Either way, while there are many expensive stocks in the market, we continue to seek out companies that have valuations considerably lower than the overall market. Against this backdrop, the international threat of future terrorist attacks remains real, and thus, the political landscape also becomes a key issue as we enter 2002. In the last two years, we have sought to preserve capital. If you owned shares in the Fund for the past two years, you achieved positive returns that outperformed the -9.9% return for the Dow Jones Industrial Average, -19.8% return for the S&P 500 Index and -51.8% return for the NASDAQ Composite Index during the same time frame. Ideally, as the economy recovers, not only should our relative outperformance continue, but our absolute returns should improve as well.


In Conclusion
We thank you for your continued support and investment in Merrill
Lynch Basic Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Kevin M. Rendino)
Kevin M. Rendino
Senior Vice President and Portfolio Manager



February 5, 2002



The Fund's transfer agency fee schedule has been amended.Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contin-gent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results

                                                                         Ten Years/
                                         6-Month         12-Month     Since Inception
As of December 31, 2001                Total Return    Total Return     Total Return
ML Basic Value Fund Class A Shares*        -3.31%         - 0.51%         +254.74%
ML Basic Value Fund Class B Shares*        -3.81          - 1.51          +220.41
ML Basic Value Fund Class C Shares*        -3.81          - 1.51          +135.84
ML Basic Value Fund Class D Shares*        -3.41          - 0.72          +149.50
Dow Jones Industrial Average**             -3.66          - 5.43      +292.34/+193.86
S&P 500/Barra Value Index**                -9.53          -11.71      +242.61/+155.47
Standard & Poor's 500 Index**              -5.55          -11.87      +237.60/+175.04

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's ten-year/since inception periods are ten years for Class A &
Class B Shares and from 10/21/94 for Class C & Class D Shares, respectively.
**An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for ten years and from 10/31/94, respectively.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


PERFORMANCE DATA (concluded)


Average Annual Total Return


                                     % Return Without   % Return With
                                       Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 12/31/01                   - 0.51%        - 5.73%
Five Years Ended 12/31/01                 +10.51         + 9.33
Ten Years Ended 12/31/01                  +13.50         +12.89

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**Assuming maximum sales charge.



                                         % Return       % Return
                                       Without CDSC   With CDSC**
Class B Shares*

One Year Ended 12/31/01                   - 1.51%        - 5.07%
Five Years Ended 12/31/01                 + 9.40         + 9.17
Ten Years Ended 12/31/01                  +12.35         +12.35

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return          % Return
                                       Without CDSC      With CDSC**
Class C Shares*

One Year Ended 12/31/01                   - 1.51%        - 2.39%
Five Years Ended 12/31/01                 + 9.38         + 9.38
Inception (10/21/94) through 12/31/01     +12.67         +12.67

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without   % Return With
                                       Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 12/31/01                  -  0.72%       -  5.94%
Five Years Ended 12/31/01                 +10.24        +  9.06
Inception (10/21/94) through 12/31/01     +13.55         +12.70

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



PORTFOLIO INFORMATION


As of December 31, 2001

                                    Percent of
Ten Largest Equity Holdings         Net Assets

Citigroup Inc.                        3.7%
Exxon Mobil Corporation               3.3
Wells Fargo Company                   3.3
International Business Machines
  Corporation                         3.2
American International Group, Inc.    2.9
Unocal Corporation                    2.7
Bank One Corporation                  2.6
Deere & Company                       2.1
Wachovia Corporation                  2.1
The Hartford Financial Services
  Group, Inc.                         2.0



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION


Statement of Assets and Liabilities                                                    Merrill Lynch Basic Value Fund, Inc.


                As of December 31, 2001
Assets:         Investment in Master Basic Value Trust, at value(identified cost--$6,842,002,561)           $ 8,762,348,539
                Prepaid registration fees and other assets                                                          103,485
                                                                                                            ---------------
                Total assets                                                                                  8,762,452,024
                                                                                                            ---------------

Liabilities:    Distributor payable                                                                               2,905,506
                Accrued expenses                                                                                  2,523,097
                                                                                                            ---------------
                Total liabilities                                                                                 5,428,603
                                                                                                            ---------------

Net Assets:     Net assets                                                                                  $ 8,757,023,421
                                                                                                            ===============

Net Assets      Class A Shares of Common Stock, $.10 par value, 400,000,000 shares authorized               $    13,611,148
Consist of:     Class B Shares of Common Stock, $.10 par value, 400,000,000 shares authorized                     8,722,269
                Class C Shares of Common Stock, $.10 par value, 200,000,000 shares authorized                     1,736,870
                Class D Shares of Common Stock, $.10 par value, 200,000,000 shares authorized                     6,101,361
                Paid-in capital in excess of par                                                              6,707,281,182
                Undistributed investment income--net                                                                315,238
                Undistributed realized capital gains on investments from the Trust--net                          98,909,375
                Unrealized appreciation on investments from the Trust--net                                    1,920,345,978
                                                                                                            ---------------
                Net assets                                                                                  $ 8,757,023,421
                                                                                                            ===============

Net Asset       Class A--Based on net assets of $3,985,756,804 and 136,111,481 shares outstanding           $         29.28
Value:                                                                                                      ===============
                Class B--Based on net assets of $2,501,543,084 and 87,222,689 shares outstanding            $         28.68
                                                                                                            ===============
                Class C--Based on net assets of $488,964,618 and 17,368,695 shares outstanding              $         28.15
                                                                                                            ===============
                Class D--Based on net assets of $1,780,758,915 and 61,013,611 shares outstanding            $         29.19
                                                                                                            ===============

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (continued)


Statement of Operations                                                                Merrill Lynch Basic Value Fund, Inc.


                For the Six Months Ended December 31, 2001
Investment      Net investment income allocated from the Trust:
Income from the    Dividends (net of $238,978 foreign withholding tax)                                      $    69,904,893
Trust--Net:        Interest                                                                                       5,651,927
                   Securities lending--net                                                                          384,125
                   Expenses                                                                                    (18,756,108)
                                                                                                            ---------------
                Net investment income from the Trust                                                             57,184,837
                                                                                                            ---------------

Expenses:       Account maintenance and distribution fees--Class B                      $    12,954,106
                Transfer agent fees--Class A                                                  2,716,534
                Account maintenance and distribution fees--Class C                            2,267,976
                Account maintenance fees--Class D                                             2,168,985
                Transfer agent fees--Class B                                                  2,017,801
                Transfer agent fees--Class D                                                  1,171,442
                Transfer agent fees--Class C                                                    375,903
                Printing and shareholder reports                                                179,275
                Registration fees                                                                74,164
                Professional fees                                                                35,075
                Directors' fees and expenses                                                     19,706
                Other                                                                             3,046
                                                                                        ---------------
                Total expenses                                                                                   23,984,013
                                                                                                            ---------------
                Investment income--net                                                                           33,200,824
                                                                                                            ---------------
Realized &      Realized gain on investments from the Trust--net                                                125,882,049
Unrealized      Change in unrealized appreciation on investments from the
Gain (Loss) on  Trust--net                                                                                    (496,962,422)
Investments                                                                                                 ---------------
from the        Net Decrease in Net Assets Resulting from Operations                                        $ (337,879,549)
Trust--Net:                                                                                                 ===============

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                    Merrill Lynch Basic Value Fund, Inc.

                                                                                         For the Six            For the
                                                                                         Months Ended          Year Ended
                                                                                         December 31,           June 30,
Increase (Decrease) in Net Assets:                                                           2001                2001++
Operations:     Investment income--net                                                  $    33,200,824     $   112,339,472
                Realized gain on investments and from the Trust--net                        125,882,049       1,538,858,251
                Change in unrealized appreciation on investments and from the
                Trust--net                                                                (496,962,422)       (840,228,300)
                                                                                        ---------------     ---------------
                Net increase (decrease) in net assets resulting from operations           (337,879,549)         810,969,423
                                                                                        ---------------     ---------------

Dividends &     Investment income--net:
Distributions      Class A                                                                 (51,997,196)        (77,399,820)
to                 Class B                                                                  (6,556,952)        (21,693,075)
Shareholders:      Class C                                                                  (1,733,298)         (2,979,059)
                   Class D                                                                 (18,068,168)        (26,844,163)
                Realized gain from investments and from the Trust--net:
                   Class A                                                                (388,624,020)       (687,275,425)
                   Class B                                                                (260,912,962)       (503,448,344)
                   Class C                                                                 (43,091,171)        (65,095,081)
                   Class D                                                                (163,037,191)       (278,054,837)
                                                                                        ---------------     ---------------
                Net decrease in net assets resulting from dividends and
                distributions to shareholders                                             (934,020,958)     (1,662,789,804)
                                                                                        ---------------     ---------------

Capital Share   Net increase in net assets derived from capital
Transactions:   share transactions                                                          628,075,269         342,291,968
                                                                                        ---------------     ---------------

Net Assets:     Total decrease in net assets                                              (643,825,238)       (509,528,413)
                Beginning of period                                                       9,400,848,659       9,910,377,072
                                                                                        ---------------     ---------------
                End of period*                                                          $ 8,757,023,421     $ 9,400,848,659
                                                                                        ===============     ===============

                *Undistributed investment income--net                                   $       315,238     $    45,470,028
                                                                                        ===============     ===============

++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights                                                                   Merrill Lynch Basic Value Fund, Inc.


                                                                                                 Class A
The following per share data and ratios                        For the
have been derived from information                            Six Months
provided in the financial statements.                           Ended
                                                               Dec. 31,                For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                          2001      2001+++++       2000         1999          1998
Per Share       Net asset value, beginning of period         $    33.77   $    37.12   $    43.70   $    41.55   $    36.50
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income--net++                            .17          .55          .66          .76          .83
                Realized and unrealized gain (loss) on
                investments and from the Trust--net              (1.21)         2.51       (3.14)         4.61         7.23
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                 (1.04)         3.06       (2.48)         5.37         8.06
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                         (.40)        (.65)        (.72)        (.81)        (.78)
                   Realized gain on investments and
                   from the Trust--net                           (3.05)       (5.76)       (3.38)       (2.41)       (2.23)
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (3.45)       (6.41)       (4.10)       (3.22)       (3.01)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of period               $    29.28   $    33.77   $    37.12   $    43.70   $    41.55
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share           (3.31%)+++        9.11%      (5.98%)       14.54%       23.23%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to       Expenses++++                                      .57%*         .56%         .56%         .55%         .54%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Investment income--net                           1.16%*        1.60%        1.68%        1.95%        2.14%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of period (in thousands)     $3,985,757   $4,302,609   $4,426,635   $5,521,623   $5,888,853
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                                   --           --       27.80%       15.52%       17.79%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                       Merrill Lynch Basic Value Fund, Inc.


                                                                                                 Class B
The following per share data and ratios                        For the
have been derived from information                            Six Months
provided in the financial statements.                           Ended
                                                               Dec. 31,                For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                          2001      2001+++++       2000         1999          1998
Per Share       Net asset value, beginning of period         $    32.98   $    36.33   $    42.84   $    40.78   $    35.89
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income--net++                            .02          .20          .26          .36          .43
                Realized and unrealized gain (loss) on
                investments and from the Trust--net              (1.19)         2.46       (3.08)         4.53         7.11
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                 (1.17)         2.66       (2.82)         4.89         7.54
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                         (.08)        (.25)        (.31)        (.42)        (.42)
                   Realized gain on investments and
                   from the Trust--net                           (3.05)       (5.76)       (3.38)       (2.41)       (2.23)
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (3.13)       (6.01)       (3.69)       (2.83)       (2.65)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of period               $    28.68   $    32.98   $    36.33   $    42.84   $    40.78
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share           (3.81%)+++        8.02%      (6.94%)       13.40%       21.97%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to       Expenses++++                                     1.59%*        1.59%        1.57%        1.57%        1.56%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Investment income--net                            .14%*         .58%         .67%         .93%        1.13%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of period (in thousands)     $2,501,543   $2,838,319   $3,305,961   $4,846,702   $4,976,004
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                                   --           --       27.80%       15.52%       17.79%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                       Merrill Lynch Basic Value Fund, Inc.


                                                                                                 Class C
The following per share data and ratios                        For the
have been derived from information                            Six Months
provided in the financial statements.                           Ended
                                                               Dec. 31,                For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                          2001      2001+++++       2000         1999          1998
Per Share       Net asset value, beginning of period         $    32.47   $    35.88   $    42.37   $    40.39   $    35.59
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income--net++                            .02          .18          .25          .35          .43
                Realized and unrealized gain (loss) on
                investments and from the Trust--net              (1.17)         2.43       (3.04)         4.48         7.04
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                 (1.15)         2.61       (2.79)         4.83         7.47
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                         (.12)        (.26)        (.32)        (.44)        (.44)
                   Realized gain on investments and
                   from the Trust--net                           (3.05)       (5.76)       (3.38)       (2.41)       (2.23)
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (3.17)       (6.02)       (3.70)       (2.85)       (2.67)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of period               $    28.15   $    32.47   $    35.88   $    42.37   $    40.39
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share           (3.81%)+++        8.00%      (6.95%)       13.36%       21.98%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to       Expenses++++                                     1.60%*        1.59%        1.58%        1.58%        1.57%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Investment income--net                            .12%*         .56%         .66%         .92%        1.12%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of period (in thousands)     $  488,964   $  435,973   $  413,240   $  535,132   $  538,104
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                                   --           --       27.80%       15.52%       17.79%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)                                                       Merrill Lynch Basic Value Fund, Inc.


                                                                                                 Class D
The following per share data and ratios                        For the
have been derived from information                            Six Months
provided in the financial statements.                           Ended
                                                               Dec. 31,                For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                          2001      2001+++++       2000         1999          1998
Per Share       Net asset value, beginning of period         $    33.63   $    36.99   $    43.55   $    41.42   $    36.42
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income--net++                            .13          .46          .56          .65          .74
                Realized and unrealized gain (loss) on
                investments and from the Trust--net              (1.20)         2.50       (3.12)         4.61         7.19
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                 (1.07)         2.96       (2.56)         5.26         7.93
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                         (.32)        (.56)        (.62)        (.72)        (.70)
                   Realized gain on investments and
                   from the Trust--net                           (3.05)       (5.76)       (3.38)       (2.41)       (2.23)
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (3.37)       (6.32)       (4.00)       (3.13)       (2.93)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of period               $    29.19   $    33.63   $    36.99   $    43.55   $    41.42
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share           (3.41%)+++        8.82%      (6.19%)       14.25%       22.89%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:**

Ratios to       Expenses++++                                      .82%*         .81%         .80%         .80%         .79%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Investment income--net                            .90%*        1.34%        1.43%        1.69%        1.89%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of period (in thousands)     $1,780,759   $1,823,948   $1,764,541   $1,980,153   $1,734,702
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                                   --           --       27.80%       15.52%       17.79%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++On October 13, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


NOTES TO FINANCIAL STATEMENTS


Merrill Lynch Basic Value Fund, Inc.


1. Significant Accounting Policies:
Merrill Lynch Basic Value Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at December 31, 2001 was 99.9%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                               Account          Distribution
                           Maintenance Fee          Fee

Class B                          .25%               .75%
Class C                          .25%               .75%
Class D                          .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


NOTES TO FINANCIAL STATEMENTS (continued)


Merrill Lynch Basic Value Fund, Inc.


For the six months ended December 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                               FAMD          MLPF&S

Class A                       $10,618       $135,021
Class D                       $36,744       $559,037


For the six months ended December 31, 2001, MLPF&S received contingent deferred sales charges of $866,931 and $38,030 relating to transactions in Class B and Class C Shares of the Fund, respectively.

Furthermore, MLPF&S received contingent deferred sales charges of $453 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the six months ended December 31, 2001 were $99,756,541 and $429,700,103, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $628,075,269 and $342,291,968 for the six months ended December 31, 2001 and for the year ended June 30, 2001, respectively.

Transactions in capital shares for each class were as follows:



Class A Shares for the Six Months                        Dollar
Ended December 31, 2001                   Shares         Amount

Shares sold                            9,121,217     $  265,537,485
Shares issued to shareholders
in reinvestment of dividends
and distributions                     12,887,122        388,178,236
                                  --------------     --------------
Total issued                          22,008,339        653,715,721
Shares redeemed                     (13,303,094)      (379,830,031)
                                  --------------     --------------
Net increase                           8,705,245     $  273,885,690
                                  ==============     ==============



Class A Shares for the Year                              Dollar
Ended June 30, 2001                       Shares         Amount

Shares sold                           16,797,873     $  576,698,668
Shares issued to shareholders
in reinvestment of dividends
and distributions                     19,868,192        668,815,186
                                  --------------     --------------
Total issued                          36,666,065      1,245,513,854
Shares redeemed                     (28,502,424)      (989,529,144)
                                  --------------     --------------
Net increase                           8,163,641     $  255,984,710
                                  ==============     ==============



Class B Shares for the Six Months                        Dollar
Ended December 31, 2001                   Shares         Amount

Shares sold                            9,027,643     $  259,036,174
Shares issued to shareholders
in reinvestment of dividends
and distributions                      7,950,833        234,739,364
                                  --------------     --------------
Total issued                          16,978,476        493,775,538
Automatic conversion of shares       (5,236,028)      (147,933,664)
Shares redeemed                     (10,593,025)      (301,255,498)
                                  --------------     --------------
Net increase                           1,149,423     $   44,586,376
                                  ==============     ==============



Class B Shares for the Year                              Dollar
Ended June 30, 2001                       Shares         Amount

Shares sold                           13,498,193     $  454,008,810
Shares issued to shareholders
in reinvestment of dividends
and distributions                     13,804,588        456,842,068
                                  --------------     --------------
Total issued                          27,302,781        910,850,878
Automatic conversion of shares       (5,945,094)      (201,152,533)
Shares redeemed                     (26,273,914)      (897,896,114)
                                  --------------     --------------
Net decrease                         (4,916,227)     $(188,197,769)
                                  ==============     ==============



Class C Shares for the Six Months                        Dollar
Ended December 31, 2001                   Shares         Amount

Shares sold                            4,269,693     $  120,897,644
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,368,761         39,677,313
                                  --------------     --------------
Total issued                           5,638,454        160,574,957
Shares redeemed                      (1,696,807)       (47,393,217)
                                  --------------     --------------
Net increase                           3,941,647     $  113,181,740
                                  ==============     ==============



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


Merrill Lynch Basic Value Fund, Inc.



Class C Shares for the Year                              Dollar
Ended June 30, 2001                       Shares         Amount

Shares sold                            3,703,471     $  122,385,992
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,799,123         58,633,694
                                  --------------     --------------
Total issued                           5,502,594        181,019,686
Shares redeemed                      (3,591,938)      (120,877,734)
                                  --------------     --------------
Net increase                           1,910,656     $   60,141,952
                                  ==============     ==============




Class D Shares for the Six Months                        Dollar
Ended December 31, 2001                   Shares         Amount

Shares sold                            4,065,193     $  117,288,213
Automatic conversion of shares         5,136,554        147,933,664
Shares issued to shareholders
in reinvestment of dividends
and distributions                      5,363,154        161,058,182
                                  --------------     --------------
Total issued                          14,564,901        426,280,059
Shares redeemed                      (7,785,750)      (229,858,596)
                                  --------------     --------------
Net increase                           6,779,151     $  196,421,463
                                  ==============     ==============



Class D Shares for the Year                              Dollar
Ended June 30, 2001                       Shares         Amount

Shares sold                            6,682,312     $  230,556,554
Automatic conversion of shares         5,841,519        201,152,533
Shares issued to shareholders
in reinvestment of dividends
and distributions                      8,052,916        270,260,312
                                  --------------     --------------
Total issued                          20,576,747        701,969,399
Shares redeemed                     (14,050,100)      (487,606,324)
                                  --------------     --------------
Net increase                           6,526,647     $  214,363,075
                                  ==============     ==============



OFFICERS AND DIRECTOR/TRUSTEES


Terry K. Glenn, President and Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Stephen B. Swensrud, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Kevin M. Rendino, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


SCHEDULE OF INVESTMENTS                                                                            Master Basic Value Trust

                         Shares                                                                                  Percent of
Industry                  Held                   Stocks                               Cost             Value     Net Assets
Above-Average Yield

Pharmaceuticals       1,600,000   Bristol-Myers Squibb Company               $     74,926,164     $     81,600,000     0.9%
Household Products    2,500,000   The Clorox Company                               82,013,618           98,875,000      1.1
Chemicals             3,900,000   E.I. du Pont de Nemours and Company             165,990,552          165,789,000      1.9
Oil & Gas             7,300,000   Exxon Mobil Corporation                          88,088,539          286,890,000      3.3
Banks                 1,000,000   FleetBoston Financial Corporation                37,177,004           36,500,000      0.4
Food Products           696,000   General Mills, Inc.                              14,891,378           36,198,960      0.4
Personal Products     5,000,000   The Gillette Company                            158,411,228          167,000,000      1.9
Aerospace & Defense   2,835,500   Honeywell International Inc.                     86,340,200           95,896,610      1.1
Diversified           3,146,100   J.P. Morgan Chase & Co.                         137,330,856          114,360,735      1.3
Financials
Oil & Gas               750,000   Kerr-McGee Corporation                           48,961,750           41,100,000      0.5
Oil & Gas             2,941,200   Royal Dutch Petroleum Company
                                  (NY Registered Shares)                           84,072,008          144,177,624      1.6
Diversified           2,898,100   SBC Communications Inc.                          75,491,813          113,518,577      1.3
Telecommunication
Services
Food Products         4,270,800   Sara Lee Corporation                             91,093,426           94,939,884      1.1
Diversified           2,600,000   Verizon Communications                           61,792,649          123,396,000      1.4
Telecommunication
Services
Banks                 5,800,000   Wachovia Corporation                            201,481,299          181,888,000      2.1
Multi-Utilities       4,622,800   The Williams Companies, Inc.                    137,455,769          117,973,856      1.4
                                                                             ----------------     ----------------     ----
                                                                                1,545,518,253        1,900,104,246     21.7


Below-Average Price/Earnings Ratio

Insurance             1,880,000   ACE Limited                                      39,333,670           75,482,000      0.9
Insurance             4,300,000   The Allstate Corporation                         62,485,720          144,910,000      1.7
Computers &           2,700,000   ++Apple Computer, Inc.                           45,947,400           59,130,000      0.7
Peripherals
Insurance             3,100,000   Axa (ADR)*                                       62,778,202           65,162,000      0.7
Banks                 2,400,000   Bank of America Corporation                      63,994,212          151,080,000      1.7
Banks                 5,800,000   Bank One Corporation                            181,875,900          226,490,000      2.6
Machinery             1,400,000   Caterpillar Inc.                                 64,816,011           73,150,000      0.8
Diversified           6,400,000   Citigroup Inc.                                   32,594,930          323,072,000      3.7
Financials
Computers &           9,260,900   Compaq Computer Corporation                     102,569,070           90,386,384      1.0
Peripherals
Auto Components       8,421,600   Delphi Automotive Systems Corporation           116,006,186          115,039,056      1.3
Machinery               750,000   Eaton Corporation                                33,668,783           55,807,500      0.6
Automobiles           4,253,000   Ford Motor Company                               76,058,244           66,857,160      0.8
Media                 2,000,000   Gannett Co., Inc.                               107,307,837          134,460,000      1.5
Computers &           3,400,000   Hewlett-Packard Company                          84,024,195           69,836,000      0.8
Peripherals
Machinery             1,500,000   Ingersoll-Rand Company                           30,980,184           62,715,000      0.7
Electronic Equipment  6,000,000   Koninklijke (Royal) Philips Electronics NV       39,121,968          174,660,000      2.0
& Instruments                     (NY Registered Shares)
Food & Drug           1,000,000   ++The Kroger Co.                                 20,572,218           20,870,000      0.2
Retailing
Pharmaceuticals         743,300   Merck & Co., Inc.                                44,492,560           43,706,040      0.5
Diversified             792,700   Morgan Stanley Dean Witter & Co.                 44,359,638           44,343,638      0.5
Financials
Energy Equipment &    1,000,000   ++Nabors Industries, Inc.                        28,879,501           34,330,000      0.4
Service
Semiconductor         2,400,000   ++National Semiconductor Corporation             62,322,413           73,896,000      0.9
Equipment & Products
Household Products    2,000,000   The Procter & Gamble Company                    113,347,820          158,260,000      1.8
Pharmaceuticals       3,716,000   Schering-Plough Corporation                     132,324,862          133,069,960      1.5
Electrical Equipment  3,750,000   Thomas & Betts Corporation++++                  108,360,866           79,312,500      0.9
IT Consulting &      10,000,000   ++Unisys Corporation                            122,649,660          125,400,000      1.4
Services
Oil & Gas             6,500,000   Unocal Corporation                              191,667,423          234,455,000      2.7
                                                                             ----------------     ----------------     ----
                                                                                2,012,539,473        2,835,880,238     32.3


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                Master Basic Value Trust

                         Shares                                                                                  Percent of
Industry                  Held                   Stocks                               Cost             Value     Net Assets
Low Price-to-Book Value

Diversified           4,900,000   AT&T Corp.                                 $     85,282,311     $     88,886,000     1.0%
Telecommunication
Services

Health Care           1,400,000   Aetna Inc. (New Shares)                          37,436,764           46,186,000      0.5
Providers & Services
Aerospace & Defense     600,000   The Boeing Company                               22,057,647           23,268,000      0.3
Automobiles           1,211,900   DaimlerChrysler AG                               48,615,786           50,499,873      0.6
Machinery             4,300,000   Deere & Company                                  99,041,569          187,738,000      2.1
Energy Equipment &    5,300,000   Diamond Offshore Drilling, Inc.                 203,518,173          161,120,000      1.8
Service
Media                 5,850,000   ++Fox Entertainment Group, Inc. (Class A)       132,195,868          155,200,500      1.8
Paper & Forest        3,800,000   Georgia-Pacific Group                           108,044,795          104,918,000      1.2
Products
Energy Equipment &    4,500,000   Halliburton Company                             120,775,905           58,950,000      0.7
Service
Insurance             2,800,000   The Hartford Financial Services Group, Inc.      45,511,612          175,924,000      2.0
Paper & Forest        2,300,000   International Paper Company                      83,772,346           92,805,000      1.1
Products
Semiconductor         3,500,000   ++LSI Logic Corporation                          58,120,771           55,230,000      0.6
Equipment & Products
Communications       14,508,000   Lucent Technologies Inc.                        160,798,874           91,255,320      1.0
Equipment
Metals & Mining       3,300,000   Massey Energy Company                            32,207,720           68,409,000      0.8
Semiconductor         2,500,000   ++Micron Technology, Inc.                        69,054,439           77,500,000      0.9
Equipment & Products
Metals & Mining       3,173,500   Phelps Dodge Corporation                        134,175,806          102,821,400      1.2
Electronic            1,500,000   ++Tektronix, Inc.                                25,236,482           38,670,000      0.4
Equipment & Instruments
Industrial            2,300,000   Textron, Inc.                                   110,559,329           95,358,000      1.1
Conglomerates
Media                 2,450,000   Tribune Company                                  87,029,654           91,703,500      1.0
Media                 4,750,000   ++USA Networks, Inc.                             94,346,904          129,722,500      1.5
Banks                 6,600,000   Wells Fargo Company                              92,960,112          286,770,000      3.3
                                                                             ----------------     ----------------     ----
                                                                                1,850,742,867        2,182,935,093     24.9


Special Situations

Communications        7,400,000   ++3Com Corporation                               38,872,657           46,990,000      0.5
Equipment
Electronic            3,305,800   ++Agilent Technologies, Inc.                    107,541,669           94,248,358      1.1
Equipment & Instruments
Insurance             3,200,000   American International Group, Inc.               84,370,663          254,080,000      2.9
Health Care           4,000,000   ++Boston Scientific Corporation                  65,534,472           96,480,000      1.1
Equipment & Supplies
Media                 1,580,000   ++Cablevision Systems Corporation (Class A)      56,543,495           74,971,000      0.8
Specialty Retail      1,768,800   The Gap, Inc.                                    22,933,295           24,657,072      0.3
Computers &           2,300,000   International Business Machines Corporation      29,674,634          278,208,000      3.2
Peripherals
Media                 9,200,200   ++Liberty Media Corporation (Class A)           134,021,676          128,802,800      1.5
Hotels,               4,810,000   McDonald's Corporation                          139,233,828          127,320,700      1.4
Restaurants & Leisure
Communications        8,182,600   Motorola, Inc.                                  151,036,780          122,902,652      1.4
Equipment
Media                 1,700,000   ++Viacom, Inc. (Class B)                         72,452,161           75,055,000      0.9
Media                 3,553,600   The Walt Disney Company                          84,761,851           73,630,592      0.8
                                                                             ----------------     ----------------     ----
                                                                                  986,977,181        1,397,346,174     15.9

                                     Total Stocks                               6,395,777,774        8,316,265,751     94.8


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


SCHEDULE OF INVESTMENTS (concluded)                                                                Master Basic Value Trust

                          Face                                                                                   Percent of
                         Amount                  Issue                                Cost             Value     Net Assets
Short-Term Securities

Commercial         $ 50,570,000   Abbott Laboratories, 1.72% due
Paper**                           1/07/2002                                  $     50,553,087     $     50,553,087     0.6%
                     20,000,000   E.W. Scripps Company (The), 1.86%
                                  due 1/11/2002                                    19,988,633           19,988,633      0.2
                     16,966,000   Electronic Data System Corporation,
                                  1.75% due 2/08/2002                              16,933,835           16,933,835      0.2
                     35,000,000   Gannett Company, 1.83% due 1/24/2002             34,957,300           34,957,300      0.4
                     13,704,000   General Motors Acceptance Corp., 1.98%
                                  due 1/02/2002                                    13,702,493           13,702,493      0.2
                     20,000,000   International Lease Finance Corporation,
                                  1.77% due 1/16/2002                              19,984,267           19,984,267      0.2
                     80,000,000   J.P. Morgan Securities Inc., 1.73%
                                  due 2/11/2002                                    79,838,533           79,838,533      0.9
                     20,100,000   Paccar Financial Corp., 1.78% due
                                  1/10/2002                                        20,090,062           20,090,062      0.2
                     46,000,000   Transamerica Finance Corporation,
                                  1.83% due 1/18/2002                              45,957,910           45,957,910      0.5
                     75,000,000   UBS Finance (Delaware) Inc., 1.74%
                                  due 1/11/2002                                    74,960,125           74,960,125      0.9
                     16,100,000   Verizon Network,  1.95% due 1/15/2002            16,086,919           16,086,919      0.2
                                                                             ----------------     ----------------     ----
                                                                                  393,053,164          393,053,164      4.5


US Government Agency              Fannie Mae:
Obligations**        65,000,000      1.66% due 1/25/2002                           64,925,070           64,925,070      0.7
                     20,000,000      1.75% due 2/08/2002                           19,962,083           19,962,083      0.2
                     60,000,000   Federal Home Loan Bank, 1.755%
                                  due 1/16/2002                                    59,953,200           59,953,200      0.7
                                                                             ----------------     ----------------     ----
                                                                                  144,840,353          144,840,353      1.6

                                  Total Short-Term Securities                     537,893,517          537,893,517      6.1

Total Investments                                                            $  6,933,671,291        8,854,159,268    100.9
                                                                             ================
Liabilities in Excess of Other Assets                                                                 (79,850,428)    (0.9)
                                                                                                  ----------------   ------
Net Assets                                                                                        $  8,774,308,840   100.0%
                                                                                                  ================   ======

*American Depositary Receipts (ADR).
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. ++Non-income producing security.
++++Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:


                                    Net Share        Net          Dividend
Industry         Affiliate           Activity        Cost          Income

Electrical    Thomas & Betts
Equipment       Corporation         (248,300)   $(11,795,368)    $1,265,404

See Notes to Financial Statements.



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION


Statement of Assets and Liabilities                                                                Master Basic Value Trust


                As of December 31, 2001
Assets:         Investments, at value (including securities loaned of $754,885,395)
                (identified cost--$6,933,671,291)                                                           $ 8,854,159,268
                Investments held as collateral for loaned securities, at value                                  792,751,500
                Receivables:
                   Securities sold                                                      $    14,064,047
                   Contributions                                                             12,137,105
                   Dividends                                                                  8,211,490
                   Loaned securities                                                            221,527          34,634,169
                                                                                        ---------------
                Prepaid expenses and other assets                                                                   239,706
                                                                                                            ---------------
                Total assets                                                                                  9,681,784,643
                                                                                                            ---------------

Liabilities:    Collateral on securities loaned, at value                                                       792,751,500
                Payables:
                   Securities purchased                                                      68,976,513
                   Withdrawals                                                               37,641,470
                   Custodian bank                                                             4,649,074
                   Investment adviser                                                         2,988,808         114,255,865
                                                                                        ---------------
                Accrued expenses and other liabilities                                                              468,438
                                                                                                            ---------------
                Total liabilities                                                                               907,475,803
                                                                                                            ---------------

Net Assets:     Net assets                                                                                  $ 8,774,308,840
                                                                                                            ===============

Net Assets      Investors' capital                                                                            6,853,820,863
Consist of:     Unrealized appreciation on investments--net                                                   1,920,487,977
                                                                                                            ---------------
                Net assets                                                                                  $ 8,774,308,840
                                                                                                            ===============

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (continued)


Statement of Operations                                                                            Master Basic Value Trust


                For the Six Months Ended December 31, 2001
Investment      Dividends (net of $239,093 foreign withholding tax)                                         $    69,956,652
Income:         Interest                                                                                          5,655,877
                Securities lending--net                                                                             384,597
                                                                                                            ---------------
                Total income                                                                                     75,997,126
                                                                                                            ---------------

Expenses:       Investment advisory fees                                                $    17,793,910
                Accounting services                                                             605,301
                Custodian fees                                                                  174,522
                Professional fees                                                                56,485
                Trustees' fees and expenses                                                      26,886
                Offering costs                                                                    3,753
                Pricing fees                                                                      3,357
                Other                                                                           106,212
                                                                                        ---------------
                Total expenses                                                                                   18,770,426
                                                                                                            ---------------
                Investment income--net                                                                           57,226,700
                                                                                                            ---------------

Realized &      Realized gain from investments--net                                                             126,001,544
Unrealized      Change in unrealized appreciation on investments--net                                         (496,989,305)
Gain (Loss) on                                                                                              ---------------
Investments--   Net Decrease in Net Assets Resulting from Operations                                        $ (313,761,061)
Net:                                                                                                        ===============

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


FINANCIAL INFORMATION (concluded)

Statements of Changes in Net Assets                                                                Master Basic Value Trust


                                                                                         For the Six       For the Period
                                                                                         Months Ended    October 13, 2000++
                                                                                         December 31,       to June 30,
Increase (Decrease) in Net Assets:                                                           2001               2001
Operations:     Investment income--net                                                 $     57,226,700    $    105,383,299
                Realized gain on investments--net                                           126,001,544         914,694,827
                Change in unrealized appreciation on investments--net                     (496,989,305)       (241,290,200)
                                                                                       ----------------    ----------------
                Net increase (decrease) in net assets resulting from
                operations                                                                (313,761,061)         778,787,926
                                                                                       ----------------    ----------------

Capital         Proceeds from contributions                                                 919,805,706      10,521,132,895
Transactions:   Fair value of withdrawals                                               (1,241,419,263)     (1,890,337,463)
                                                                                       ----------------    ----------------
                Net increase (decrease) in net assets derived from net
                capital transactions                                                      (321,613,557)       8,630,795,432
                                                                                       ----------------    ----------------

Net Assets:     Total increase (decrease) in net assets                                   (635,374,618)       9,409,583,358
                Beginning of period                                                       9,409,683,458             100,100
                                                                                       ----------------    ----------------
                End of period                                                          $  8,774,308,840    $  9,409,683,458
                                                                                       ================    ================

++Commencement of operations.

See Notes to Financial Statements.


Financial Highlights                                                                               Master Basic Value Trust

                                                                                       For the Six         For the Period
                                                                                       Months Ended      October 13, 2000++
The following ratios have been derived from                                            December 31,         to June 30,
information provided in the financial statements.                                          2001                 2001
Ratios to       Expenses                                                                          .43%*               .42%*
Average                                                                                ================    ================
Net Assets:     Investment income--net                                                           1.30%*              1.57%*
                                                                                       ================    ================

Supplemental    Net assets, end of period (in thousands)                               $      8,774,309    $      9,409,683
Data:                                                                                  ================    ================
                Portfolio turnover                                                               19.42%              37.53%
                                                                                       ================    ================


++Commencement of operations.
*Annualized.

See Notes to Financial Statements.


Merrill Lynch Basic Value Fund, Inc., December 31, 2001


NOTES TO FINANCIAL STATEMENTS


Master Basic Value Trust


1. Significant Accounting Policies:
Master Basic Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Trust is authorized to write covered call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the security acquired or added to the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Custodian bank--The Trust recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade that settled the next day.



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


NOTES TO FINANCIAL STATEMENTS (continued)


Master Basic Value Trust


(f) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Trust may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Fund's net assets at the following annual rates: .60% of the Trust's average net assets not exceeding $100 million, .50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2001, the Trust lent securities with a value of $291,834,995 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of December 31, 2001, cash collateral of $198,187,875 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $594,563,625 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended December 31, 2001, QA Advisors received $45,866 in securities lending agent fees.

In addition, MLPF&S received $852,323 in commissions on the execution of portfolio security transactions for the Trust for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Fund reimbursed FAM $59,115 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $1,620,109,464 and $1,665,381,351, respectively.

Net realized gains (losses) for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:


                                      Realized         Unrealized
                                    Gains (Losses)       Gains

Long-term investments             $  117,907,874     $1,920,487,977
Short-term investments                    11,470                 --
Options purchased                    (1,905,300)
Options written                        9,987,500                 --
                                  --------------     --------------
Total                             $  126,001,544     $1,920,487,977
                                  ==============     ==============



Merrill Lynch Basic Value Fund, Inc., December 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


Master Basic Value Trust


As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,920,487,977, of which $2,353,695,231 related to appreciated securities and $433,207,254 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $6,933,671,291.

Transactions in call options written for the six months ended
December 31, 2001 were as follows:


                                         Nominal
                                          Value         Premiums
                                         Covered        Received

Outstanding call options written,
beginning of period                    1,000,000     $    6,980,000
Options written                        2,000,000          6,000,000
Options closed                       (3,000,000)       (12,980,000)
                                  --------------     --------------
Outstanding call options
written, end of period                        --     $           --
                                  ==============     ==============


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended December 31, 2001.